FINANCIAL INSTRUMENTS AND RELATED RISK MANAGEMENT - Disclosure of Detailed Information About Price Risk (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [line items]
Effect of a 10% change in metal prices	$ 2,127
Silver [Member]
Disclosure of detailed information about financial instruments [line items]
Effect of a 10% change in metal prices	1,604
Gold [Member]
Disclosure of detailed information about financial instruments [line items]
Effect of a 10% change in metal prices	523
Metals in dore inventory [Member]
Disclosure of detailed information about financial instruments [line items]
Effect of a 10% change in metal prices	2,127
Metals in dore inventory [Member] | Silver [Member]
Disclosure of detailed information about financial instruments [line items]
Effect of a 10% change in metal prices	1,604
Metals in dore inventory [Member] | Gold [Member]
Disclosure of detailed information about financial instruments [line items]
Effect of a 10% change in metal prices	$ 523